FAIR VALUE MEASUREMENTS - Unobservable inputs for PIPE Forward Contract (Details) - PIPE Forward Contract	Jun. 30, 2023 Y	Dec. 31, 2022 Y	Oct. 06, 2022 Y
Risk-free interest rate
Unobservable inputs
Measurement input of forward contract	0.0543	0.0476	0.0400
Expected term (years)
Unobservable inputs
Measurement input of forward contract	0.0023	0.0037	0.0061
Probability of completing a business combination
Unobservable inputs
Measurement input of forward contract	0.75	0.95	0.90